Other Long-Term Liabilities - Summary of Freight Tax Expenses Recorded in Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Long-term Debt [Abstract]
Balance at January 1,	$ 5,449	$ 5,073	$ 4,102
Freight tax (recovery) expense	(692)	376	971
Balance at December 31,	$ 4,757	$ 5,449	$ 5,073